Filed pursuant to Rule 497(e)
File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated March 6, 2020 to the
GMO Series Trust Prospectus dated June 30, 2019, as supplemented

GMO Resources Series Fund

The section on page 28 of the Prospectus captioned “Shareholder fees” is removed in its entirety.